Goodwill and Other Purchased Intangible Assets (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill (Table Amounts)
Beginning balance	$ 12,466	$ 12,438
Businesses acquired and other	(6)	28
Ending balance	12,460	12,466
Aerospace Systems
Goodwill (Table Amounts)
Beginning balance	3,742	3,742
Businesses acquired and other	0	0
Ending balance	3,742	3,742
Mission Systems
Goodwill (Table Amounts)
Beginning balance	6,706	6,714
Businesses acquired and other	(2)	(8)
Ending balance	6,704	6,706
Technology Services
Goodwill (Table Amounts)
Beginning balance	2,018	1,982
Businesses acquired and other	(4)	36
Ending balance	$ 2,014	$ 2,018